Form N-1A Cover	May 28, 2025
Prospectus [Line Items]
Document Effective Date	May 30, 2025
Document Creation Date	May 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	May 28, 2025
Prospectus Date	May 30, 2025